Document and Entity Information	Dec. 05, 2019
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 05, 2019
Entity File Number	001-35720
Entity Registrant Name	RH
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3052669
Entity Address, Address Line One	15 Koch Road
Entity Address, Adress Line Two	Suite K
Entity Address, State or Province	CA
Entity Address, City or Town	Corte Madera
Entity Address, Postal Zip Code	94925
City Area Code	415
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001528849
Amendment Flag	true
Amendment Description	RH (the “Company”) is filing this Current Report on Form 8-K/A solely to update the Company’s fiscal year 2019 adjusted diluted EPS guidance which is set forth in the Fourth Quarter and Fiscal 2019 Outlook table as disclosed in a press release issued on December 4, 2019 announcing the Company’s financial results for the quarterly period ended November 2, 2019 (the “Original Press Release”) due to a miscalculation of the adjusted diluted share count at the time of the filing of the Original Press Release. The correct adjusted diluted EPS is $11.42 - $11.54, and the associated % growth vs. prior year is 46% - 48%. The Company has not made changes to the other information furnished with the original Form 8-K.